BORROWINGS - Summary of Composition of Borrowings (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) year	Dec. 31, 2018 year	Jun. 30, 2020 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 10,886,000,000			$ 11,004,000,000
Add: Unamortized premiums	6,000,000			0
Less: Current portion	(140,000,000)			$ 0
Credit facilities
Disclosure of detailed information about borrowings [line items]
Face amount	$ 1,750,000,000
Interest rate (%)				2.90%
Term (years) (Commercial paper less than) | year	4	5
Estimated fair value	$ 0			$ 299,000,000
Carrying value	$ 0			299,000,000
Commercial paper
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	0.60%		0.60%
Term (years) (Commercial paper less than) | year	1
Estimated fair value	$ 140,000,000
Carrying value	140,000,000			0
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Estimated fair value	2,330,000,000			2,204,000,000
Carrying value	2,129,000,000			2,107,000,000
Less: Unamortized financing fees	(11,000,000)			(7,000,000)
Less: Current portion	(140,000,000)			0
Borrowings	$ 1,984,000,000			$ 2,100,000,000
Corporate borrowings | Series 4 (C$150)
Disclosure of detailed information about borrowings [line items]
Face amount			$ 150,000,000
Interest rate (%)	5.80%		5.80%	5.80%
Term (years) (Commercial paper less than) | year	16	17
Estimated fair value	$ 143,000,000			$ 142,000,000
Carrying value	$ 110,000,000			$ 115,000,000
Corporate borrowings | Series 8 (C$400)
Disclosure of detailed information about borrowings [line items]
Face amount			$ 400,000,000
Interest rate (%)	4.80%		4.80%	4.80%
Term (years) (Commercial paper less than) | year	2	2
Estimated fair value	$ 310,000,000			$ 324,000,000
Carrying value	$ 295,000,000			$ 308,000,000
Corporate borrowings | Series 9 (C$400)
Disclosure of detailed information about borrowings [line items]
Face amount			$ 400,000,000
Interest rate (%)	3.80%		3.80%	3.80%
Term (years) (Commercial paper less than) | year	5	5
Estimated fair value	$ 318,000,000			$ 322,000,000
Carrying value	$ 295,000,000			$ 308,000,000
Corporate borrowings | Series 10 (C$500)
Disclosure of detailed information about borrowings [line items]
Face amount			$ 500,000,000
Interest rate (%)	3.60%		3.60%	3.60%
Term (years) (Commercial paper less than) | year	7	7
Estimated fair value	$ 402,000,000			$ 400,000,000
Carrying value	$ 368,000,000			$ 384,000,000
Corporate borrowings | Series 11 (C$475)
Disclosure of detailed information about borrowings [line items]
Face amount			$ 475,000,000
Interest rate (%)	4.30%		4.30%	4.30%
Term (years) (Commercial paper less than) | year	9	9
Estimated fair value	$ 397,000,000			$ 248,000,000
Carrying value	$ 350,000,000			$ 231,000,000
Corporate borrowings | Series 12 (C$475)
Disclosure of detailed information about borrowings [line items]
Face amount			$ 475,000,000
Interest rate (%)	3.40%		3.40%	3.40%
Term (years) (Commercial paper less than) | year	10	10
Estimated fair value	$ 372,000,000			$ 232,000,000
Carrying value	$ 350,000,000			$ 231,000,000
Corporate borrowings | Series 13 (C$300)
Disclosure of detailed information about borrowings [line items]
Face amount			$ 300,000,000
Interest rate (%)	4.30%		4.30%	4.30%
Term (years) (Commercial paper less than) | year	29	30
Estimated fair value	$ 248,000,000			$ 237,000,000
Carrying value	$ 221,000,000			$ 231,000,000
Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.00%		4.00%	4.10%
Term (years) (Commercial paper less than) | year	10	10
Estimated fair value	$ 2,190,000,000			$ 1,905,000,000
Carrying value	$ 1,989,000,000			$ 1,808,000,000